Silent Partnerships (Details) - Schedule of continuity of the company’s silent partnerships	3 Months Ended
Mar. 31, 2023 USD ($)
Schedule of continuity of the company’s silent partnerships [Abstract]
Balance beginning	$ 1,908,549
Issued during the period
Extinguished during the period	(418,626)
Discount
Accretion	18,716
Interest expense
Effects of currency translation	19,390
Balance ending	1,528,029
3% SPAs [Member]
Schedule of continuity of the company’s silent partnerships [Abstract]
Balance beginning	537,359
Issued during the period
Extinguished during the period
Discount
Accretion	10,053
Interest expense
Effects of currency translation	6,933
Balance ending	554,345
3.5% SPAs [Member]
Schedule of continuity of the company’s silent partnerships [Abstract]
Balance beginning	43,938
Issued during the period
Extinguished during the period
Discount
Accretion	811
Interest expense
Effects of currency translation	566
Balance ending	45,315
8.5% SPAs [Member]
Schedule of continuity of the company’s silent partnerships [Abstract]
Balance beginning	909,703
Issued during the period
Extinguished during the period
Discount
Accretion	7,047
Interest expense
Effects of currency translation	11,619
Balance ending	928,369
8% SPAs [Member]
Schedule of continuity of the company’s silent partnerships [Abstract]
Balance beginning	417,549
Issued during the period
Extinguished during the period	(418,626)
Discount
Accretion	805
Interest expense
Effects of currency translation	272
Balance ending